Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Property and equipment	$ 7,557	$ 6,972
Less: accumulated depreciation	(1,872)	(1,496)
Property and equipment, net	5,685	5,476
Lab Equipment
Property Plant And Equipment [Line Items]
Property and equipment	4,979	4,689
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment	1,574	1,487
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment	458	403
Office and Computer Equipment
Property Plant And Equipment [Line Items]
Property and equipment	154	152
Construction-In-Process
Property Plant And Equipment [Line Items]
Property and equipment	$ 392	$ 241